Investments (Related Party Investment Transactions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 01, 2016	Aug. 31, 2015	Nov. 30, 2014
Related Party Transaction [Line Items]
Related party net investment income	$ 31	$ 16
Related party investment administrative services	98	79	$ 70
Commercial
Related Party Transaction [Line Items]
Related party net investment income		8	34
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Assets Transferred From Affiliates, Estimated Fair Value	5,582	928	132
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale	27	16	79
Carrying value of related party loans	1,100	0
Affiliated Entity [Member] | Commercial
Related Party Transaction [Line Items]
Carrying value of related party loans			242
Affiliated Entity [Member] | Other invested assets [Member]
Related Party Transaction [Line Items]
Related party net investment income			13
Carrying value of related party loans	$ 1,100	1,200
Related Party Loan One [Member] | Affiliated Entity [Member] | Commercial
Related Party Transaction [Line Items]
Carrying value of related party loans					$ 132
Related Party Loan One [Member] | Affiliated Entity [Member] | Other invested assets [Member]
Related Party Transaction [Line Items]
Interest Rate	4.21%
Debt Instrument, Maturity Date	Sep. 30, 2032
Related Party Loan Two [Member] | Affiliated Entity [Member] | Commercial
Related Party Transaction [Line Items]
Carrying value of related party loans						$ 120
Related Party Loan Two [Member] | Affiliated Entity [Member] | Other invested assets [Member]
Related Party Transaction [Line Items]
Interest Rate	5.10%
Debt Instrument, Maturity Date	Dec. 31, 2033
Related Party Loan Three [Member] | Affiliated Entity [Member] | Commercial
Related Party Transaction [Line Items]
Carrying value of related party loans		110
MetLife Investors USA Insurance Company [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Assets Transferred From Affiliates, Estimated Fair Value			520
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale, Gain (Loss) on Sale			45
Recapture MLUS [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Cash, Cash Equivalents, and Short-term Investments				$ 4,300
Contract Termination [Member] | Recapture MLIC [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Cash, Cash Equivalents, and Short-term Investments				$ 5,200
Spinoff [Member] | MRD Surplus Notes
Related Party Transaction [Line Items]
Surplus Notes	$ 1,100
Metropolitan Life Insurance Company [Member]
Related Party Transaction [Line Items]
Related party net investment income	$ 51	$ 52
Metropolitan Life Insurance Company [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Carrying value of related party loans			$ 50
Metropolitan Life Insurance Company [Member] | Minimum | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Interest Rate	1.55%
Debt Instrument, Maturity Date	Oct. 31, 2021
Metropolitan Life Insurance Company [Member] | Maximum | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Interest Rate	2.39%
Debt Instrument, Maturity Date	Jun. 30, 2022